Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2016
Summary Of Significant Accounting Policies Tables
Estimated useful lives
Estimated
Useful Lives

Office equipment	3-5 years
Furniture & equipment	5 - 7 years